UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			November 6, 2009
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		85,209
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS	CUSIP	    VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER   VOTING AUTHORITY
			 			   (x$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS	SOLE  SHARED  NONE
3M Co                          COM      88579Y101  1316	    17835    SH 	SOLE		17835
Abbott Laboratories            COM	002824100  1995	    40331    SH 	SOLE		40331
Air Products & Chemicals Inc   COM	009158106  2240	    28875    SH 	SOLE		28875
Amgen Inc.                     COM	031162100  783	    12998    SH 	SOLE		12998
Anadarko Petroleum Corp        COM	032511107  143	    2280     SH 	SOLE		2280
Apache Corp                    COM	037411105  2258	    24586    SH 	SOLE		24586
Applied Materials Inc          COM	038222105  1064	    79535    SH		SOLE		79535
Archer-Daniels-Midland Co      COM	039483102  462	    15800    SH		SOLE		15800
AT&T Inc.                      COM	00206R102  107	    3973     SH		SOLE		3973
Automatic Data Processing Inc  COM	053015103  557	    14161    SH 	SOLE		14161
Axcelis Technologies, Inc.     COM	054540109  270	    225000   SH 	SOLE		225000
Baker Hughes Inc               COM	057224107  835	    19563    SH 	SOLE		19563
Bank Of America Corp           COM	060505104  232	    13692    SH		SOLE		13692
Bank of New York Mellon        COM	064058100  501	    17299    SH		SOLE		17299
Baxter International           COM	071813109  1093	    19168    SH 	SOLE		19168
Berkshire Hathaway Cl. B       CL B	084670207  1249	    376	     SH		SOLE		376
Biogen Idec Inc                COM	09062X103  105	    2070     SH		SOLE		2070
BP plc                  SPONSORED ADR	055622104  1653	    31054    SH 	SOLE		31054
Bunge Ltd                      COM	G16962105  1171	    18700    SH 	SOLE		18700
Caterpillar Inc                COM	149123101  108	    2100     SH 	SOLE		2100
Centurytel Inc.                COM	156700106  154	    4570     SH 	SOLE		4570
Chevrontexaco Corp	       COM	166764100  109      1542     SH         SOLE            1542
Cisco Systems                  COM	17275R102  164	    6946     SH		SOLE		6946
Citigroup Inc                  COM	172967101  155	    32037    SH 	SOLE		32037
CLARCOR Inc                    COM	179895107  1725     55000    SH		SOLE		55000
Disney Walt Co             COM DISNEY	254687106  205	    7464     SH 	SOLE		7464
Dominion Res Inc               COM	25746U109  885	    25656    SH 	SOLE		25656
Dow Chemical Company           COM	260543103  1274	    48885    SH 	SOLE		48885
Duke Energy Corp.              COM	26441C105  527	    33501    SH 	SOLE		33501
Emerson Electric Co            COM	291011104  329	    8204     SH 	SOLE		8204
Exxon Mobil Corporation        COM	30231G102  2449	    35700    SH		SOLE		35700
Fiserv Inc                     COM	337738108  3696	    76675    SH 	SOLE		76675
Franklin Resources             COM	354613101  573	    5700     SH 	SOLE		5700
General Electric               COM	369604103  1121     68255    SH 	SOLE		68255
Genzyme Corporation            COM	372917104  189	    3326     SH		SOLE		3326
Hewlett-Packard Company        COM	428236103  700	    14828    SH 	SOLE		14828
Intel Corp                     COM	458140100  1908	    97480    SH 	SOLE		97480
International Business Machine COM	459200101  507	    4240     SH 	SOLE		4240
iShares GS Investo   IBOXX INV CPBD  	464287242  678	    6355     SH		SOLE		6355
iShares MSCI EAFE    MSCI EAFE INDEX	464287465  5732	    104820   SH 	SOLE		104820
iShares MSCI Emerg   sMSCI EMERG MKT	464287234  729	    18725    SH 	SOLE		18725
Johnson & Johnson              COM	478160104  3818	    62710    SH 	SOLE		62710
JP Morgan Chase & Co           COM	46625H100  809	    18457    SH 	SOLE		18457
Kraft Foods Inc                COM	50075N104  400	    15232    SH 	SOLE		15232
Maxim Integrated Products      COM	57772K101  267	    14731    SH 	SOLE		14731
Medtronic Inc                  COM	585055106  1725	    46872    SH 	SOLE		46872
Microsoft Corp                 COM	594918104  1124	    43706    SH 	SOLE		43706
Nisource Inc Hldg Co           COM	65473P105  454	    32698    SH 	SOLE		32698
Northrop Grumman Corp          COM	666807102  2026	    39150    SH 	SOLE		39150
Pepsico                        COM	713448108  6049	    103118   SH 	SOLE		103118
Pfizer                         COM	717081103  123	    7402     SH 	SOLE		7402
Procter & Gamble Co            COM	742718109  3008	    51937    SH 	SOLE		51937
Reliance Steel & Aluminum      COM	759509102  2100     49350    SH 	SOLE		49350
S&P 500 Depository Receipts UNIT SER 1	78462F103  6044	    57245    SH 	SOLE		57245
S&P MidCap SPDRs            UNIT SER 1	595635103  357	    2851     SH 	SOLE		2851
Sanofi-Aventis            SPONSORED ADR	80105N105  116	    3129     SH 	SOLE		3129
Schering Plough Corp           COM	806605101  148	    5225     SH		SOLE		5225
Schlumberger Ltd               COM	806857108  228	    3828     SH 	SOLE		3828
Seagate Technology Hldgs       SHS	G7945J104  671	    44100    SH 	SOLE		44100
State Street                   COM	857477103  2943	    55947    SH 	SOLE		55947
Statoil ASA ADR          SPONSORED ADR	85771P102  1448	    64247    SH 	SOLE		64247
Stryker Corp                   COM	863667101  1925	    42365    SH 	SOLE		42365
Sysco Corporation              COM	871829107  394	    15860    SH		SOLE		15860
Target Corporation             COM	87612E106  285	    6095     SH 	SOLE		6095
Thermo Fisher Scientific       COM      883556102  722	    16535    SH         SOLE            16535
Toronto Dominion Bank New    COM NEW	891160509  471	    7302     SH 	SOLE		7302
VCA Antech Inc                 COM	918194101  1191	    44300    SH 	SOLE		44300
Vodafone Group Plc ADR   SPONS ADR NEW	92857W209  223	    9909     SH 	SOLE		9909
Wal-Mart Stores Inc            COM	931142103  2262	    46087    SH 	SOLE		46087
Walgreen Co                    COM	931422109  1927	    51432    SH		SOLE		51432
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